Cover	Sep. 12, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2025
Entity File Number	001-41690
Entity Registrant Name	U.S. GoldMining Inc.
Entity Central Index Key	0001947244
Entity Tax Identification Number	37-1792147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1188 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4A2
City Area Code	(604)
Local Phone Number	388-9788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	USGO
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $13.00
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $13.00
Trading Symbol	USGOW
Security Exchange Name	NASDAQ